Trust Account and Fair Value Measurements (Details Narrative) (10-K)	12 Months Ended
May 31, 2019 USD ($)
Trust Account And Fair Value Measurements
Interest to pay working capital expenses	$ 600,000
Description of restriction on withdrawal from trust account	The Company's amended and restated certificate of incorporation provided that, other than the withdrawal of interest to pay income taxes and up to $600,000 of interest to pay working capital expenses if any, none of the funds held in the Trust Account would be released until the earlier of: (i) the completion of the Business Combination; (ii) the redemption of 100% of the shares of common stock included in the Public Units sold in the Initial Public Offering if the Company was unable to complete its initial Business Combination within 12 months (or 21 months if extended) from the closing of the Initial Public Offering (subject to the requirements of law). The funds were released from the Trust Account on November 20, 2018 upon the Closing of the initial Business Combination.